Acquisitions of business operations - 2016 acquisitions (Details) $ in Millions	12 Months Ended	23 Months Ended
	Dec. 31, 2016 USD ($) employee	Dec. 31, 2017 USD ($) employee	Feb. 02, 2016 USD ($) employee	Dec. 31, 2015 employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee	59,700	61,100		61,500
Upfront payment		$ 1,500	$ 2,500
Acerta Pharma Acquisition
Disclosure of detailed information about business combination [line items]
Number of employees | employee			150
Percentage of voting equity interests acquired			55.00%
Percentage of voting equity interests left to acquire			45.00%
Consideration transferred, acquisition-date fair value			$ 3,809
Upfront payment			2,477
Further payment			1,500
Value of remaining non-controlling interests			$ 3,000
Revenue since acquisition date		0
Loss after tax since acquisition date		$ 212
Profit after tax if acquisition occurred at beginning of period	$ 3,367